Employee Benefit Plans (Summary Of Assets Segregated By Level Of Valuation Inputs Within The Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Total	$ 17,435	$ 14,667	$ 14,726
Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	11,401	9,734
Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	5,361	4,337
Level 3
Defined Benefit Plan Disclosure [Line Items]
Total	673	596
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Total	1,441	959
Cash and Cash Equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	1,441	959
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	5,617	6,162
Mutual Funds [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	5,473	5,656
Mutual Funds [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	144	506
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2,651	1,610
Hedge Funds [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	607	0
Hedge Funds [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	1,371	1,014
Hedge Funds [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total	673	596
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	5,082	3,941
Common Stock [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	3,880	3,119
Common Stock [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	1,202	822
Mortgage-Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	288	53
Mortgage-Backed Securities [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	288	53
Government and GSE Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,313	1,171
Government and GSE Bonds [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	1,313	1,171
Corporate Bond [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,043	771
Corporate Bond [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	$ 1,043	$ 771